Third Quarter Report
December 31, 2023 (Unaudited)
Multi-Manager Growth Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 14.9%
Entertainment 4.1%
Live Nation Entertainment, Inc.(a)	99,676	9,329,674
Netflix, Inc.(a)	223,416	108,776,782
Spotify Technology SA(a)	19,636	3,689,801
Walt Disney Co. (The)	434,188	39,202,834
Total		160,999,091
Interactive Media & Services 10.6%
Alphabet, Inc., Class A(a)	876,343	122,416,354
Alphabet, Inc., Class C(a)	534,782	75,366,827
Meta Platforms, Inc., Class A(a)	615,785	217,963,259
Pinterest, Inc., Class A(a)	123,478	4,573,625
Total		420,320,065
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	102,961	7,409,073
Total Communication Services		588,728,229
Consumer Discretionary 16.4%
Automobiles 3.3%
Tesla, Inc.(a)	524,585	130,348,881
Broadline Retail 6.5%
Alibaba Group Holding Ltd., ADR	148,138	11,482,176
Amazon.com, Inc.(a)	1,500,198	227,940,084
Coupang, Inc., Class A(a)	3,991	64,614
MercadoLibre, Inc.(a)	11,136	17,500,670
Total		256,987,544
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a)	43,633	5,761,301
Hotels, Restaurants & Leisure 3.6%
Airbnb, Inc., Class A(a)	30,141	4,103,396
Booking Holdings, Inc.(a)	5,624	19,949,565
Chipotle Mexican Grill, Inc.(a)	5,690	13,012,803
DoorDash, Inc., Class A(a)	153,536	15,183,175
DraftKings, Inc., Class A(a)	89,081	3,140,105
Hilton Worldwide Holdings, Inc.	5,121	932,483
Las Vegas Sands Corp.	26,712	1,314,498
Marriott International, Inc., Class A	62,826	14,167,891
Common Stocks (continued)
Issuer	Shares	Value ($)
McDonald’s Corp.	14,596	4,327,860
Royal Caribbean Cruises Ltd.(a)	3,308	428,353
Starbucks Corp.	464,626	44,608,742
Yum China Holdings, Inc.	144,866	6,146,664
Yum! Brands, Inc.	123,808	16,176,753
Total		143,492,288
Household Durables 0.8%
D.R. Horton, Inc.	44,174	6,713,565
PulteGroup, Inc.	36,068	3,722,939
Toll Brothers, Inc.	126,023	12,953,904
TopBuild Corp.(a)	17,345	6,491,540
Total		29,881,948
Specialty Retail 1.6%
AutoZone, Inc.(a)	3,342	8,641,109
Burlington Stores, Inc.(a)	2,004	389,738
Home Depot, Inc. (The)	38,284	13,267,320
Lowe’s Companies, Inc.	46,556	10,361,038
Murphy U.S.A., Inc.	4,097	1,460,826
O’Reilly Automotive, Inc.(a)	5,457	5,184,587
Ross Stores, Inc.	69,722	9,648,828
TJX Companies, Inc. (The)	115,071	10,794,810
Ulta Beauty, Inc.(a)	7,450	3,650,425
Total		63,398,681
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc.(a)	18,668	9,544,762
NIKE, Inc., Class B	71,925	7,808,897
Tapestry, Inc.	14,852	546,702
Total		17,900,361
Total Consumer Discretionary		647,771,004
Consumer Staples 2.5%
Beverages 1.5%
Boston Beer Co., Inc. (The), Class A(a)	5,119	1,769,075
Celsius Holdings, Inc.(a)	153,738	8,381,796
Monster Beverage Corp.(a)	808,545	46,580,278
PepsiCo, Inc.	14,805	2,514,481
Total		59,245,630

Multi-Manager Growth Strategies Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	36,058	23,801,164
Target Corp.	104,321	14,857,397
Total		38,658,561
Personal Care Products 0.0%
Estee Lauder Companies, Inc. (The), Class A	2,762	403,943
Total Consumer Staples		98,308,134
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Antero Midstream Corp.	200	2,506
Cheniere Energy, Inc.	31,340	5,350,051
ConocoPhillips Co.	56,853	6,598,928
Total		11,951,485
Total Energy		11,951,485
Financials 7.1%
Capital Markets 1.8%
Blackstone, Inc.	69,344	9,078,516
Charles Schwab Corp. (The)	20,350	1,400,080
FactSet Research Systems, Inc.	47,137	22,486,706
Morgan Stanley	50,609	4,719,289
MSCI, Inc.	17,381	9,831,563
SEI Investments Co.	268,513	17,064,001
Tradeweb Markets, Inc., Class A	77,392	7,033,385
Total		71,613,540
Consumer Finance 0.0%
SLM Corp.	87,652	1,675,906
Financial Services 4.7%
Block, Inc., Class A(a)	249,461	19,295,808
MasterCard, Inc., Class A	126,576	53,985,930
PayPal Holdings, Inc.(a)	230,933	14,181,596
Visa, Inc., Class A	377,140	98,188,399
Total		185,651,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.6%
Brown & Brown, Inc.	200	14,222
Marsh & McLennan Companies, Inc.	7,394	1,400,941
Primerica, Inc.	16,424	3,379,402
Progressive Corp. (The)	88,674	14,123,995
RLI Corp.	24,163	3,216,579
Total		22,135,139
Total Financials		281,076,318
Health Care 10.8%
Biotechnology 3.5%
AbbVie, Inc.	43,808	6,788,926
Alnylam Pharmaceuticals, Inc.(a)	10,527	2,014,973
Amgen, Inc.	47,126	13,573,230
Exact Sciences Corp.(a)	106,858	7,905,355
Incyte Corp.(a)	94,941	5,961,345
Moderna, Inc.(a)	11,660	1,159,587
Neurocrine Biosciences, Inc.(a)	55,526	7,316,106
Regeneron Pharmaceuticals, Inc.(a)	59,930	52,635,920
Vertex Pharmaceuticals, Inc.(a)	103,504	42,114,743
Total		139,470,185
Health Care Equipment & Supplies 0.7%
Align Technology, Inc.(a)	10,007	2,741,918
Edwards Lifesciences Corp.(a)	37,387	2,850,759
Intuitive Surgical, Inc.(a)	67,395	22,736,377
Total		28,329,054
Health Care Providers & Services 1.2%
Elevance Health, Inc.	4,158	1,960,747
HCA Healthcare, Inc.	8,843	2,393,623
McKesson Corp.	27,562	12,760,655
Molina Healthcare, Inc.(a)	1,607	580,625
UnitedHealth Group, Inc.	59,443	31,294,956
Total		48,990,606
Health Care Technology 0.4%
Veeva Systems Inc., Class A(a)	70,793	13,629,068
Multi-Manager Growth Strategies Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.4%
ICON PLC(a)	1,462	413,848
Illumina, Inc.(a)	132,919	18,507,642
Medpace Holdings, Inc.(a)	50,926	15,610,347
Thermo Fisher Scientific, Inc.	37,945	20,140,826
Total		54,672,663
Pharmaceuticals 3.6%
Eli Lilly & Co.	132,714	77,361,645
Novartis AG, ADR	178,910	18,064,543
Novo Nordisk A/S, ADR	268,945	27,822,360
Roche Holding AG, ADR	406,986	14,734,928
Sandoz Group AG, ADR(a)	35,782	1,146,276
Zoetis, Inc.	18,686	3,688,056
Total		142,817,808
Total Health Care		427,909,384
Industrials 6.7%
Aerospace & Defense 2.7%
Boeing Co. (The)(a)	342,437	89,259,628
Lockheed Martin Corp.	9,127	4,136,722
TransDigm Group, Inc.	14,778	14,949,425
Total		108,345,775
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	178,898	22,755,826
Building Products 0.5%
Trane Technologies PLC	72,595	17,705,920
Commercial Services & Supplies 0.3%
Cintas Corp.	3,981	2,399,190
Waste Management, Inc.	44,183	7,913,175
Total		10,312,365
Construction & Engineering 0.4%
EMCOR Group, Inc.	51,685	11,134,500
Quanta Services, Inc.	27,950	6,031,610
Total		17,166,110
Electrical Equipment 0.5%
Eaton Corp. PLC	75,520	18,186,726
Ground Transportation 0.7%
Uber Technologies, Inc.(a)	460,811	28,372,133
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.4%
Allison Transmission Holdings, Inc.	5,496	319,593
Deere & Co.	39,544	15,812,459
Total		16,132,052
Trading Companies & Distributors 0.6%
Core & Main, Inc., Class A(a)	60,373	2,439,673
Fastenal Co.	105,788	6,851,889
W.W. Grainger, Inc.	17,650	14,626,378
Total		23,917,940
Total Industrials		262,894,847
Information Technology 39.4%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	61,062	14,380,711
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	104,581	10,367,114
Jabil, Inc.	43,799	5,579,993
Total		15,947,107
IT Services 1.8%
Accenture PLC, Class A	2,134	748,842
Cloudflare, Inc.(a)	18,152	1,511,336
Cognizant Technology Solutions Corp., Class A	69,568	5,254,471
Gartner, Inc.(a)	9,399	4,239,983
GoDaddy, Inc., Class A(a)	59,597	6,326,817
MongoDB, Inc.(a)	11,051	4,518,201
Shopify, Inc., Class A(a)	586,884	45,718,264
Snowflake, Inc., Class A(a)	22,253	4,428,347
Total		72,746,261
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.(a)	72,951	10,753,707
Applied Materials, Inc.	44,594	7,227,350
ASML Holding NV	4,873	3,688,471
Broadcom, Inc.	49,256	54,982,010
First Solar, Inc.(a)	12,761	2,198,465
KLA Corp.	13,478	7,834,761
Lam Research Corp.	26,243	20,555,092
NVIDIA Corp.	496,245	245,750,449

Multi-Manager Growth Strategies Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(a)	46,228	3,861,425
QUALCOMM, Inc.	198,914	28,768,932
Total		385,620,662
Software 20.8%
Adobe, Inc.(a)	58,607	34,964,936
AppLovin Corp.(a)	64,669	2,577,060
Atlassian Corp., Class A(a)	20,373	4,845,922
Autodesk, Inc.(a)	201,732	49,117,707
Cadence Design Systems, Inc.(a)	17,165	4,675,231
Crowdstrike Holdings, Inc., Class A(a)	11,028	2,815,669
Datadog, Inc., Class A(a)	22,714	2,757,025
DocuSign, Inc.(a)	91,143	5,418,451
Elastic NV(a)	41,047	4,625,997
Fortinet, Inc.(a)	39,994	2,340,849
HubSpot, Inc.(a)	12,823	7,444,265
Intuit, Inc.	26,564	16,603,297
Manhattan Associates, Inc.(a)	46,293	9,967,809
Microsoft Corp.	1,035,278	389,305,939
Nutanix, Inc., Class A(a)	64,773	3,089,024
Oracle Corp.	710,352	74,892,411
Palantir Technologies, Inc., Class A(a)	117,748	2,021,733
Palo Alto Networks, Inc.(a)	54,482	16,065,652
Pegasystems, Inc.	86,242	4,213,784
Salesforce, Inc.(a)	366,936	96,555,539
ServiceNow, Inc.(a)	35,277	24,922,848
Smartsheet, Inc., Class A(a)	111,689	5,340,968
Splunk, Inc.(a)	31,720	4,832,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	35,734	18,399,794
Teradata Corp.(a)	17,249	750,504
Workday, Inc., Class A(a)	118,116	32,607,103
Zscaler, Inc.(a)	2,092	463,504
Total		821,615,563
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	1,246,962	240,077,594
NetApp, Inc.	37,905	3,341,705
Total		243,419,299
Total Information Technology		1,553,729,603
Materials 0.2%
Construction Materials 0.1%
Eagle Materials, Inc.	29,665	6,017,248
Metals & Mining 0.1%
Freeport-McMoRan, Inc.	86,691	3,690,436
Total Materials		9,707,684
Total Common Stocks (Cost $2,753,112,487)		3,882,076,688

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.569%(b),(c)	64,939,924	64,926,936
Total Money Market Funds (Cost $64,922,907)		64,926,936
Total Investments in Securities (Cost: $2,818,035,394)		3,947,003,624
Other Assets & Liabilities, Net		1,098,824
Net Assets		3,948,102,448
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2023.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.569%
	44,927,624	436,055,748	(416,056,235)	(201)	64,926,936	14,313	2,860,759	64,939,924
Multi-Manager Growth Strategies Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Growth Strategies Fund  | Third Quarter Report 2023

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3QT117_03_P01_(02/24)